SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Option, Activity
The following table summarizes option balances as of December 31, 2024, and changes during the year then ended:

	Number of options	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands) (1)
Outstanding at January 1, 2024	3,525,594	$5.02	6.50	$13,250
Granted	417,835	$—
Exercised	(89,627)	$0.15
Forfeited	(47,713)	$4.92
Outstanding at December 31, 2024	3,806,089	$4.58	5.78	$26,086
Exercisable at December 31, 2024	3,362,234	$5.19	5.33	$22,171
(1) Intrinsic value is calculated as the difference between the fair value of REE’s Class A ordinary shares as of the end of each reporting period and the exercise price of the option.

Share-based Payment Arrangement, Restricted Stock Unit, Activity
The following table summarizes RSUs activity:

	Number of RSUs outstanding	Weighted-average ordinary fair value per share at grant date
Outstanding at January 1, 2024	822,241	$11.85
Granted	1,825,274	4.27
Vested	(890,458)	8.20
Forfeited	(174,254)	6.70
Outstanding at December 31, 2024	1,582,803	$5.73

Share-based Payment Arrangement, Expensed and Capitalized, Amount
The total equity-based compensation expense recognized in the Company’s consolidated statements of operations are as follows:

	Year ended December 31,
	2024	2023	2022
Cost of revenues	$—	$—	$72
Research and development	4,205	8,397	13,188
Selling, general and administrative	5,380	7,881	13,632
	$9,585	$16,278	$26,892